Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	3 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Change in fair value recognized in earnings	$ 3,608,275
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of September 24, 2020 (inception)
Initial measurement on November 30, 2020	10,796,275
Change in fair value recognized in earnings	1,416,493
Fair value as of December 31, 2020	12,212,768
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of September 24, 2020 (inception)
Initial measurement on November 30, 2020	17,330,871
Change in fair value recognized in earnings	2,191,782
Fair value as of December 31, 2020	19,522,653
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of September 24, 2020 (inception)
Initial measurement on November 30, 2020	28,127,146
Change in fair value recognized in earnings	3,608,275
Fair value as of December 31, 2020	$ 31,735,421